Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Lease Cost
The following table contains a summary of the lease costs recognized under Accounting Standards Update, "ASU" 2016-02 and other information pertaining to the Company’s operating leases for three and six months ended June 30, 2023 and 2022 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
Lease costs	2023	2022	2023	2022
Operating lease costs	$1,807	$1,180	$3,174	$2,439
Variable costs	355	317	84	452
Short term lease costs	199	75	242	112
Total lease costs	$2,361	$1,572	$3,500	$3,003

	Six Months Ended June 30,
Other information	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases (in thousands)	$2,882	$2,104

Weighted-average remaining lease term - operating leases (in years)	15.8 years	5.2 years
Weighted-average discount rate - operating leases	7.29%	7.17%

Lease Maturity Schedule
Future fixed payments for non-cancellable operating leases in effect as of June 30, 2023 are payable as follows (in thousands):

Remainder of 2023	$5,458
2024	7,626
2025	6,128
2026	5,898
2027	5,898
Thereafter	53,394
Total lease payments	84,402
Less: imputed interest	(33,464)
Present value of lease liabilities	$50,938

Sublease Classification
The following table shows the sublease rental income for the three and six months ended June 30, 2023 and 2022 (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
Sublease rental income	2023	2022	2023	2022
Sublease rental income (included in other income (expenses), net)	$61	$61	$120	$126
Total sublease rental income	$61	$61	$120	$126

Lease Receivable Maturity Schedule
Future fixed receipts for non-cancellable operating subleases in effect as of June 30, 2023 are receivable as follows (in thousands):

Remainder of 2023	$130
2024	261
2025	261
2026	203
2027	123
Thereafter	106
Total lease payments receivable	$1,084